Trade and other payables (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Trade and other payables
Trade payables	$ 9,748,069	$ 256,830	$ 252,768
Other tax and social security	410,022	331,495	69,578
Other creditors	1,018,816	41,640	2,182
Accruals	3,235,742	195,715	1,981,858
Deferred income	2,656,007	1,560,097	1,491,900
Total trade and other current payables	17,068,656	2,385,777	3,798,286
Non-current Liabilities
Deferred government grants	2,459,413	534,074	206,696
Total trade and other non-current payables	2,459,413	534,074	$ 206,696
Interest on convertible loan notes	961,268
Deferred income recognised during the period	$ 0	$ 0